Summary of Significant Accounting Policies - Advertising costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Advertising costs	$ 4,700,000	$ 3,000,000.0	$ 2,800,000